Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, authorized	100,000	100,000
Preferred stock, outstanding	0	0
Common stock and paid in capital, no par value
Common stock and paid in capital shares, authorized	7,000,000	7,000,000
Common stock and paid in capital shares, outstanding	3,293,269	3,280,515